LEASES - Right-of-use assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	$ 691	$ 427
Additions to right-of-use assets	46	74
Acquisition (Note 6)		256
Amortization	(86)	(66)
Ending balance, right-of-use assets	651	691
Terminals
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	225	0
Additions to right-of-use assets	0	0
Acquisition (Note 6)		225
Amortization	(12)	0
Ending balance, right-of-use assets	213	225
Rail
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	238	221
Additions to right-of-use assets	24	54
Acquisition (Note 6)		0
Amortization	(41)	(37)
Ending balance, right-of-use assets	221	238
Buildings
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	118	127
Additions to right-of-use assets	22	1
Acquisition (Note 6)		7
Amortization	(19)	(17)
Ending balance, right-of-use assets	121	118
Land & Other
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	110	79
Additions to right-of-use assets	0	19
Acquisition (Note 6)		24
Amortization	(14)	(12)
Ending balance, right-of-use assets	$ 96	$ 110